BUSINESS COMBINATIONS AND TRANSACTIONS - Schedule of Pro Forma Revenue and Earnings (Details) - Legacy Dole - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenue	$ 1,147,532	$ 759,820	$ 3,568,274	$ 759,820
Net income (loss) attributable to Legacy Dole	$ 14,170	$ (20,058)	$ 37,960	$ (20,058)